Income Taxes (Details) - Schedule of components of company's deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Tax losses carry forwards	$ 645,318	$ 113,419
Inventory related	3,892	2,538
Intangibles assets	19,081	16,628
Provision for employee related obligations	557	984
Stock-based compensation expense	7,507	6,936
Deferred revenue	1,871	1,592
Property, plant and equipment	835	1,063
Allowance for credit losses	249	217
Foreign currency losses	278	12
Research and development credit carry forwards	16,693	16,239
Other items	(4,344)	3,148
Gross deferred tax assets	691,937	162,776
Valuation allowance	(661,979)	(151,771)
Total deferred tax assets	29,958	11,005
Deferred tax liabilities
Intangibles assets	(21,567)	(7,245)
Property, plant and equipment	(2,847)	(1,683)
Total deferred tax liabilities	(24,414)	(8,928)
Net deferred tax assets	$ 5,544	$ 2,077